Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash	¥ 104,197	¥ 190,119	¥ 148,483
Goodwill acquired	495,276	443,818	430,679	¥ 368,625
Bargain Purchase Gain	4,966	955	0
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	23,300	74,001	33,314
Real Estate Segment
Business Acquisition [Line Items]
Goodwill acquired	16,359	16,359	16,470	23,701
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		16,223	8,025
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Goodwill acquired	66,501	66,028	64,729	64,999
Bargain Purchase Gain		955
ORIX USA
Business Acquisition [Line Items]
Goodwill acquired	128,318	129,246	113,801	65,692
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	4,261	26,424	20,609
Asia and Australia
Business Acquisition [Line Items]
Goodwill acquired	5,007	4,605	5,126	5,248
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	6,604		2,841
PE Investment and Concession
Business Acquisition [Line Items]
Goodwill acquired	122,464	89,455	88,855	61,252
Bargain Purchase Gain	601
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		18,127
ORIX Europe
Business Acquisition [Line Items]
Goodwill acquired	140,497	117,953	126,131	¥ 132,166
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		13,085
Environmental And Energy
Business Acquisition [Line Items]
Bargain Purchase Gain	4,365
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	11,516
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Goodwill acquired	59,186	46,522	72,466
Acquired intangible assets other than goodwill	30,595	20,437	15,991
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 23,300	¥ 74,001	¥ 33,314